Basis of Presentation and Summary of Significant Accounting Policies (Details Textual)			3 Months Ended		9 Months Ended
	Oct. 12, 2018 USD ($)	Nov. 15, 2017 ₪ / shares shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 shares	Oct. 31, 2018 USD ($)	Sep. 30, 2018 ₪ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Business merger date		Nov. 15, 2017
Common stock, par value | ₪ / shares								₪ 0.07		₪ 0.07
Reverse split of ordinary shares		1-for-7			1- for- 7
Reverse split of ordinary shares, ratio		0.1429			0.1429
Accumulated deficit			$ (43,863,000)		$ (43,863,000)				$ (23,089,000)
Cash equivalents and short-term investments acquired			$ 36,400,000		$ 36,400,000
Ownership percentage			30.00%		30.00%
Antidilutive securities excluded from computation of earnings per share | shares			98,000	3,754,290	91,000	3,242,513
Treasury shares | shares			43,000		43,000				43,000
Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Equity method ownership percentage			20.00%		20.00%
Subsequent Event [Member] | Sales Agreement [Member] | Leerink Partners LLC [Member] | Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Aggregate amount of ordinary shares sold							$ 30,000,000
Term Loan [Member] | Subsequent Event [Member] | Western Alliance Bank [Member] | Loan and Security Agreement [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Gross proceeds from term loan agreement	$ 10,000,000
Alocobra Limited [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Stock issued during period, shares, acquisitions | shares		6,631,712
Common stock, par value | ₪ / shares		₪ 0.07